Nature of Operations and Summary of Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Abstract]
Schedule of Consolidated Financial Statements

The subsidiaries considered in the preparation of these consolidated financial statements are:

Name of Subsidiary	% Shareholding and Voting Power
	Country of Incorporation	As of March 31, 2024	As of March 31, 2023
Lytus Technologies Private Limited	India	100%	100%
Sri Sai Cable and Broadband Private Limited	India	51%	51%
Lytus Technologies Inc.	United States	—	100%

Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods

The estimated useful lives of property and equipment for current and comparative periods are as follows:

Buildings	40 years
Property and equipment	3 – 15 years
Fixtures and fittings	5 – 10 years
Office equipments	5 – 10 years
Plant and Machinery	5 – 10 years

Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets

The useful lives of intangible assets are assessed as either finite or indefinite. Finite-life intangible assets are amortized on a written down basis over the period of their expected useful lives. Estimated useful lives by major class of finite-life intangible assets are as follow:

Customers acquisition	5 Years
Trademark/Copy rights	5 Years
Computer Software	5 Years
Commercial Rights	5 – 10 years